Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses			$ 2,920,423	$ 3,730,488
Operating loss	$ (9,500,370)	$ (854,728)	(2,920,423)	(3,730,488)
Other income (expense):
Interest income earned on investments held in trust account			2,953,920	11,207,609
Loss on digital assets – investment treasury	(15,617,152)
Change in fair value of SAFEs	(6,503,113)	(95,064)
Change in fair value of convertible note	(6,534,143)
Convertible note issuance costs and fees	(9,569,109)
Interest expense	(1,271,638)		(434,696)
Other income	120,303	12,855
Non-redemption agreement expense			(838,825)	(708,400)
Other income (expense), net	(39,374,852)	(82,209)	1,680,399	10,499,209
Net loss before income taxes	(48,875,222)	(936,937)	(1,240,024)	6,768,721
Weighted average common shares outstanding:
Income tax expense	3,978	8,109	(628,508)	(2,325,087)
Net loss	$ (48,879,200)	$ (945,046)	$ (1,868,532)	$ 4,443,634
Basic weighted average shares outstanding (in Shares)	25,436,398	5,836,882
Diluted weighted average shares outstanding (in Shares)	25,436,398	5,836,882
Basic net (loss) income per common stock (in Dollars per share)	$ (1.92)	$ (0.16)
Diluted net (loss) income per common stock (in Dollars per share)	$ (1.92)	$ (0.16)
Revenues, net	$ 7,087,837	$ 4,931,211
Operating expenses
Banking and payment costs	6,758,924	4,626,748
Custody and trading costs	45,785	21,288
Compensation and benefits	6,457,940	757,365
Marketing expenses	399,798	42,467
Professional fees	1,788,505	36,668
Amortization expense	91,071	57,353
(Gain) loss on customer rewards liability	(1,100,857)	3,423,045
Loss (gain) on digital assets – rewards treasury	1,010,586	(3,491,889)
Other selling, general and administrative expenses	1,136,455	312,894
Total operating expenses	$ 16,588,207	$ 5,785,939
Class A Common Stock
Weighted average common shares outstanding:
Basic weighted average shares outstanding (in Shares)			14,970,335	25,873,722
Diluted weighted average shares outstanding (in Shares)			14,970,335	25,873,722
Basic net (loss) income per common stock (in Dollars per share)			$ (0.12)	$ 0.14
Diluted net (loss) income per common stock (in Dollars per share)			$ (0.12)	$ 0.14
Class B Common Stock
Weighted average common shares outstanding:
Basic weighted average shares outstanding (in Shares)				6,184,019
Diluted weighted average shares outstanding (in Shares)				6,184,019
Basic net (loss) income per common stock (in Dollars per share)				$ 0.14
Diluted net (loss) income per common stock (in Dollars per share)				$ 0.14